Condensed financial information of Plastec Technologies, Ltd.	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
19.	Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	December 31,	December 31,
	2014	2015
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	163,336	188,604
Amount due from a subsidiary	287,836	287,836
Prepaid expenses	1,076	1,170
Dividend receivable	70,000	-
Total current assets	522,248	477,610
Investment in subsidiaries	1	1
Total assets	522,249	477,611

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	416	6,001
Tax payable	2,897	3,129
Total current liabilities	3,313	9,130
NET CURRENT ASSETS	518,935	468,480
TOTAL ASSETS AND LIABILITIES	518,936	468,481

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	101	101
Retained earnings	518,835	468,380
Total shareholders’ equity	518,936	468,481

Statements of operations and comprehensive income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$

Revenues	224,758	414,000	74,000
Other incomes	12,192	12,119	13,091
Administrative expenses	(4,455)	(4,101)	(16,213)
Income before income tax expense	232,495	422,018	70,878
Income tax expense	(1,379)	(1,519)	(232)
Total comprehensive income	231,116	420,499	70,646

Statements of cash flows

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$
Cash flows from operating activities
Net income	231,116	420,499	70,646
Change in operating assets and liabilities
Prepaid expenses	-	(1,076)	(94)
Accounts payable and accrued liabilities	239	(193)	5,585
Income tax	1,378	1,519	232
Net cash provided by operating activities	232,733	420,749	76,369

Cash flows from investing activity
(Increase)/decrease in dividend receivable	-	(70,000)	70,000
Net cash (used in)/provided by investing activity	-	(70,000)	70,000

Cash flows from financing activities
Increase in amount due from subsidiaries	(162,068)	(187,780)	-
Proceeds used in repurchase of shares and warrants	(63,404)	(406)	-
Dividend paid	-	(30,275)	(121,101)
Net cash used in financing activities	(225,472)	(218,461)	(121,101)
Net increase in cash and cash equivalents	7,261	132,288	25,268
Cash and cash equivalents, beginning of year	23,787	31,048	163,336
Cash and cash equivalents, end of year	31,048	163,336	188,604